Concentration of Credit Risk (Tables)	12 Months Ended
Sep. 30, 2025
Concentration of Credit Risk [Abstract]
Schedule of Group’s Total Revenue

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total revenue.

	For the years ended September 30,
	2025	2024	2023
Percentage of the Group’s total revenue
Customer E	12.01%	23.08%	*
Customer L	22.71%	*	*
Customer N	20.01%	*	*
Customer K	15.16%	*	*
Customer M	14.99%	*	*
Customer A	*	*	11.95%
Customer B	*	*	10.73%

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total accounts receivable:

	As of September 30,
	2025	2024
Percentage of the Group’s accounts receivable
Customer E	*	42.10%
Customer K	18.07%	17.66%
Customer L	26.04%	14.17%
Customer M	20.87%	13.29%
Customer N	28.30%	10.51%

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total contract liabilities:

	As of September 30,
	2025	2024
Percentage of the Group’s contract liabilities
Customer G	*	17.41%
Customer O	84.90%	22.79%
Customer J	11.60%	13.26%
Customer P	*	13.08%
Customer Q	*	11.06%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended September 30,
	2025	2024	2023
Percentage of the Group’s purchase
Supplier S	19.43%	*	*
Supplier O	14.81%	*	*
Supplier F	10.74%	*	*
Supplier N	*	15.39%	*
Supplier A	*	*	17.02%
Supplier B	17.61%	10.74%	17.52%
Supplier C	*	*	11.04%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payable to suppliers:

	As of September 30,
	2025	2024
Percentage of the Group’s account payable
Supplier S	87.60%	*
Supplier O	12.34%	20.05%
Supplier C	*	33.07%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers:

	As of September 30,
	2025	2024
Percentage of the Group’s advance to
Supplier T	99.93%	*
Supplier P	*	46.85%
Supplier Q	*	27.22%

*	represent percentage less than 10%